SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS (Details 2) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 99,180	$ 90,039
ISRAEL
Segment Reporting Information [Line Items]
Long-Lived Assets	59,770	58,263
Europe [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	1,402	1,523
UNITED STATES
Segment Reporting Information [Line Items]
Long-Lived Assets	29,990	22,174
JAPAN
Segment Reporting Information [Line Items]
Long-Lived Assets	4,765	4,786
Others [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 3,253	$ 3,291